May 31, 2024
Knights of Columbus Real Estate Fund

THE ADVISORS’ INNER CIRCLE FUND III

Knights of Columbus Real Estate Fund

(the “Fund”)

Supplement dated May 31, 2024

to the Fund’s

Summary Prospectus (the “Summary Prospectus”), Prospectus (the “Prospectus”), and Statement
of Additional Information (the “SAI”), each dated March 1, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the Summary
Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus,
Prospectus, and SAI.

Effective May 31, 2024, following shareholder approval on May 30, 2024, the Fund’s diversification status changed from diversified to non-diversified and the related fundamental policy was eliminated. Therefore, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows.

1.       The following is hereby added to the “Principal Investment Strategies” section of the Summary Prospectus, and the corresponding section of the Prospectus:

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

2.       The following is hereby added to the “Principal Risks” section of the Summary Prospectus, and the corresponding section of the Prospectus:

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KOC-SK-009-0200